Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of overview of financial instruments

	Measurement category	Carrying amount
		At December 31,
(in thousands of $)		2022	2021	2020
Financial assets — non-current	FVTPL	$21,715	$17,459	$6,307
Financial assets — non-current	FVTOCI	17,443	35,710	—
Research and development incentive receivables — non-current	Amortised cost	47,488	32,707	20,626
Restricted cash — non-current	Amortised cost	1,736	1,707	1,509
Trade and other receivables	Amortised cost	275,697	38,221	6,978
Financial assets—current	FVTPL	46,162	73,052	130,290
Financial assets—current	Amortised cost	1,345,646	929,000	649,359
Research and development incentive receivables — current	Amortised cost	1,578	—	463
Cash and bank balances	Amortised cost	77,477	242,494	297,156
Cash equivalents	FVTPL	669,147	997,092	858,291
Cash equivalents	Amortised cost	54,116	95,090	61,356
Trade and other payables	Amortised cost	295,679	293,415	275,192

Schedule of assets at fair value

	At December 31, 2022
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$17,443	$—	$21,715
Current financial assets	46,162	—	—
Cash and cash equivalents	669,147	—	—
Assets carried at fair value	$732,752	$—	$21,715

	At December 31, 2021
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$35,710	$—	$17,459
Current financial assets	73,052	—	—
Cash and cash equivalents	997,092	—	—
Assets carried at fair value	$1,105,854	$—	$17,459

	At December 31, 2020 (*)
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$—	$—	$6,307
Current financial assets	130,290	—	—
Cash and cash equivalents	858,291	—	—
Assets carried at fair value	$988,581	$—	$6,307

(*) The historical consolidated financial information for 2020 presented in this disclosure note has been adjusted to correct for the amounts of current financial assets that are measured at fair value.

Schedule of net exposure exchange differences of the monetary assets

	At December 31,
(in thousands of $)	2022	2021	2020
EUR	613,866	591,887	703,016
JPY	5,613	6,316	264
GBP	59,026	1,237	48
CHF	3,832	727	2
CAD	657	—	—
SEK	7	—	—
DKK	6	—	—